UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07685

Frontier Funds, Inc.
(Exact name of registrant as specified in charter)

999 Oakmont Plaza Drive, Suite 600

Westmont, Illinois 60559
(Address of principal executive offices) (Zip code)

Charles S. Thompson II

999 Oakmont Plaza Drive, Suite 600

Westmont, Illinois 60559
(Name and address of agent for service)

(847) 509-9860

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Frontier MFG Global Sustainable Fund
Institutional Class | FMSGX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Frontier MFG Global Sustainable Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at   https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.80%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$27,887,886
Number of Holdings	26
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)

Top Sectors	(%)
Consumer Staples	18.8%
Information Technology	17.6%
Consumer Discretionary	13.8%
Financials	12.8%
Communication Services	11.6%
Health Care	10.8%
Utilities	4.0%
Real Estate	2.8%
Industrials	2.5%
Cash & Other	5.3%

Top Issuers	(%)
Microsoft Corp.	7.2%
Nestle SA	6.9%
Amazon.com, Inc.	5.9%
Alphabet, Inc.	5.6%
Mastercard, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Reckitt Benckiser Group PLC	4.0%
UnitedHealth Group, Inc.	4.0%
Dollar General Corp.	4.0%
SAP SE	3.9%

Top Countries	(%)
United States	59.7%
Switzerland	10.8%
United Kingdom	6.0%
Taiwan, Province of China	4.5%
Netherlands	4.3%
Germany	3.9%
Hong Kong	3.0%
Spain	2.5%
Cash & Other	5.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://frontiermutualfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Frontegra Asset Management, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Frontegra Asset Management, Inc. or your financial intermediary.
Frontier MFG Global Sustainable Fund	PAGE 1	TSR-SAR-35908Y773

Frontier MFG Global Sustainable Fund
Service Class | FMSRX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Frontier MFG Global Sustainable Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at   https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.90%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$27,887,886
Number of Holdings	26
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)

Top Sectors	(%)
Consumer Staples	18.8%
Information Technology	17.6%
Consumer Discretionary	13.8%
Financials	12.8%
Communication Services	11.6%
Health Care	10.8%
Utilities	4.0%
Real Estate	2.8%
Industrials	2.5%
Cash & Other	5.3%

Top Issuers	(%)
Microsoft Corp.	7.2%
Nestle SA	6.9%
Amazon.com, Inc.	5.9%
Alphabet, Inc.	5.6%
Mastercard, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Reckitt Benckiser Group PLC	4.0%
UnitedHealth Group, Inc.	4.0%
Dollar General Corp.	4.0%
SAP SE	3.9%

Top Countries	(%)
United States	59.7%
Switzerland	10.8%
United Kingdom	6.0%
Taiwan, Province of China	4.5%
Netherlands	4.3%
Germany	3.9%
Hong Kong	3.0%
Spain	2.5%
Cash & Other	5.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://frontiermutualfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Frontegra Asset Management, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Frontegra Asset Management, Inc. or your financial intermediary.
Frontier MFG Global Sustainable Fund	PAGE 1	TSR-SAR-35908Y765

Frontier MFG Core Infrastructure Fund
Institutional Class | FMGIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Frontier MFG Core Infrastructure Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at   https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.50%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$145,840,121
Number of Holdings	92
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)

Top Sectors	(%)
Integrated Power	28.2%
Transmission and Distribution	19.3%
Toll Roads	11.8%
Airports	10.0%
Energy Infrastructure	8.3%
Communications	7.7%
Gas Utilities	7.1%
Water Utilities	5.6%
Social	0.9%
Cash & Other	1.1%

Top Issuers	(%)
National Grid PLC	3.1%
Enbridge, Inc.	3.1%
Vinci SA	3.1%
Transurban Group	3.1%
Ferrovial SE	3.0%
TC Energy Corp.	3.0%
Aena SME SA	3.0%
Cellnex Telecom SA	2.9%
Fortis, Inc.	2.7%
Hydro One Ltd.	2.4%

Top Countries	(%)
United States	40.2%
Canada	15.0%
Spain	10.6%
United Kingdom	6.8%
France	5.7%
Italy	5.6%
Australia	4.4%
Mexico	2.8%
Hong Kong	1.9%
Cash & Other	7.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://frontiermutualfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Frontegra Asset Management, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Frontegra Asset Management, Inc. or your financial intermediary.
Frontier MFG Core Infrastructure Fund	PAGE 1	TSR-SAR-35908Y807

Frontier MFG Core Infrastructure Fund
Service Class | FCIVX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Frontier MFG Core Infrastructure Fund for the period of July 1, 2024, to December 31, 2024. You can find additional information about the Fund at   https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.60%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$145,840,121
Number of Holdings	92
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2024)

Top Sectors	(%)
Integrated Power	28.2%
Transmission and Distribution	19.3%
Toll Roads	11.8%
Airports	10.0%
Energy Infrastructure	8.3%
Communications	7.7%
Gas Utilities	7.1%
Water Utilities	5.6%
Social	0.9%
Cash & Other	1.1%

Top Issuers	(%)
National Grid PLC	3.1%
Enbridge, Inc.	3.1%
Vinci SA	3.1%
Transurban Group	3.1%
Ferrovial SE	3.0%
TC Energy Corp.	3.0%
Aena SME SA	3.0%
Cellnex Telecom SA	2.9%
Fortis, Inc.	2.7%
Hydro One Ltd.	2.4%

Top Countries	(%)
United States	40.2%
Canada	15.0%
Spain	10.6%
United Kingdom	6.8%
France	5.7%
Italy	5.6%
Australia	4.4%
Mexico	2.8%
Hong Kong	1.9%
Cash & Other	7.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://frontiermutualfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Frontegra Asset Management, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Frontegra Asset Management, Inc. or your financial intermediary.
Frontier MFG Core Infrastructure Fund	PAGE 1	TSR-SAR-35908Y849

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Frontier Funds, Inc.
Frontier MFG Global Sustainable Fund
Frontier MFG Core Infrastructure Fund
Financial Statements
December 31, 2024 (Unaudited)

FRONTIER MFG GLOBAL SUSTAINABLE FUND
SCHEDULE OF INVESTMENTS
as of December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Germany - 3.9%
SAP SE	4,490	$1,099,024
Hong Kong - 3.0%
AIA Group Ltd.	115,165	834,824
Netherlands - 4.3%
ASML Holding NV	822	577,892
Universal Music Group NV	23,891	611,759
		1,189,651
Spain - 2.5%
Aena SME SA	3,383	691,745
Switzerland - 10.8%
Nestle SA	23,283	1,921,030
Novartis AG	11,223	1,096,888
		3,017,918
Taiwan, Province of China - 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,273	1,238,855
United Kingdom - 6.0%
Reckitt Benckiser Group PLC	18,615	1,126,282
Unilever PLC	9,688	550,739
		1,677,021
United States - 59.7%(a)
Alphabet, Inc. - Class C	8,177	1,557,228
Amazon.com, Inc.(b)	7,506	1,646,741
American Tower Corp.	4,284	785,728
Booking Holdings, Inc.	159	789,979
Dollar General Corp.	14,569	1,104,622
Eversource Energy	19,123	1,098,234

	Shares	Value
Intercontinental Exchange, Inc.	5,486	$817,469
Mastercard, Inc. - Class A	2,543	1,339,068
Meta Platforms, Inc. - Class A	1,835	1,074,411
Microsoft Corp.	4,742	1,998,753
Mondelez International, Inc. - Class A	9,189	548,859
Ulta Beauty, Inc.(b)	1,337	581,501
UnitedHealth Group, Inc.	2,187	1,106,316
Visa, Inc. - Class A	1,786	564,447
Yum! Brands, Inc.	6,131	822,535
Zimmer Biomet Holdings, Inc.	7,660	809,126
		16,645,017
TOTAL COMMON STOCKS (Cost $20,149,679)		26,394,055
TOTAL INVESTMENTS - 94.7% (Cost $20,149,679)		$26,394,055
Money Market Deposit Account - 4.8%(c)		1,344,728
Other Assets in Excess of Liabilities - 0.5%		149,103
TOTAL NET ASSETS - 100.0%		$27,887,886

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 3.31%.

Sector Classification as of December 31, 2024

	Value	(% of Net Assets)
Consumer Staples	$5,251,532	18.8%
Information Technology	4,914,524	17.6
Consumer Discretionary	3,840,756	13.8
Financials	3,555,808	12.8
Communication Services	3,243,398	11.6
Health Care	3,012,330	10.8
Utilities	1,098,234	4.0
Real Estate	785,728	2.8
Industrials	691,745	2.5
Total Common Stocks	26,394,055	94.7
Money Market Deposit Account	1,344,728	4.8
Other Assets in Excess of Liabilities	149,103	0.5
	$27,887,886	100.0%

The accompanying notes are an integral part of these financial statements.

1

FRONTIER MFG CORE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
as of December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 4.4%
APA Group	249,906	$1,078,114
Atlas Arteria Ltd.	279,990	823,174
Transurban Group	536,789	4,448,766
		6,350,054
Belgium - 0.7%
Elia Group SA/NV	14,189	1,093,508
Canada - 15.0%
Algonquin Power & Utilities Corp.	149,335	662,811
Brookfield Renewable Corp.	32,231	891,961
Canadian Utilities Ltd. - Class A	39,388	954,935
Emera, Inc.	53,972	2,017,403
Enbridge, Inc.	106,767	4,531,535
Fortis, Inc.	94,344	3,920,252
Hydro One Ltd.	115,677	3,562,573
South Bow Corp.	40,057	945,239
TC Energy Corp.	95,166	4,435,055
		21,921,764
Chile - 0.3%
Aguas Andinas SA - Class A	1,333,129	401,470
France - 5.7%
Getlink SE	106,139	1,693,690
Groupe ADP	19,097	2,209,610
Vinci SA	43,126	4,455,595
		8,358,895
Germany - 0.7%
Fraport AG Frankfurt Airport Services Worldwide(a)	17,845	1,081,358
Hong Kong - 1.9%
Power Assets Holdings Ltd.	402,659	2,809,978
Italy - 5.6%
ACEA SpA	43,695	845,485
Enav SpA	109,596	462,955
Italgas SpA	156,557	877,338
Snam SpA	648,580	2,873,426
Terna SpA	387,889	3,061,679
		8,120,883
Mexico - 2.8%
Grupo Aeroportuario del Centro Norte SAB de CV	66,977	577,420
Grupo Aeroportuario del Pacifico SAB de CV - Class B	82,890	1,454,779
Grupo Aeroportuario del Sureste SAB de CV - Class B	53,469	1,375,177

	Shares	Value
Promotora y Operadora de Infraestructura SAB de CV	77,993	$660,796
		4,068,172
Netherlands - 0.7%
Koninklijke Vopak NV	24,266	1,068,278
New Zealand - 1.7%
Auckland International Airport Ltd.	324,563	1,579,859
Chorus Ltd.	93,316	459,712
Vector Ltd.	201,336	439,325
		2,478,896
Portugal - 0.3%
REN - Redes Energeticas Nacionais SGPS SA	155,106	366,320
Spain - 10.6%
Aena SME SA	21,569	4,410,363
Cellnex Telecom SA	131,757	4,164,023
Enagas SA	51,549	629,018
Ferrovial SE	105,713	4,445,818
Redeia Corp. SA	104,420	1,784,698
		15,433,920
Switzerland - 1.0%
Flughafen Zuerich AG	5,925	1,420,616
United Kingdom - 5.9%
National Grid PLC	381,272	4,534,463
Pennon Group PLC	62,886	467,242
Severn Trent PLC	60,036	1,884,980
United Utilities Group PLC	131,593	1,732,246
		8,618,931
United States - 40.2%(b)
ALLETE, Inc.	3,907	253,174
Alliant Energy Corp.	15,996	946,003
Ameren Corp.	17,220	1,534,991
American Electric Power Co., Inc.	31,991	2,950,530
American States Water Co.	2,605	202,461
American Tower Corp.	13,992	2,566,273
American Water Works Co., Inc.	12,724	1,584,011
Atmos Energy Corp.	10,146	1,413,033
Avista Corp.	5,272	193,113
Black Hills Corp.	4,777	279,550
California Water Service Group	4,666	211,510
CenterPoint Energy, Inc.	41,412	1,314,003
Chesapeake Utilities Corp.	777	94,289
CMS Energy Corp.	18,690	1,245,688
Consolidated Edison, Inc.	22,358	1,995,004
Crown Castle, Inc.	28,497	2,586,388

The accompanying notes are an integral part of these financial statements.

2

FRONTIER MFG CORE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
as of December 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - (Continued)
Dominion Energy, Inc.	51,040	$2,749,014
DTE Energy Co.	12,788	1,544,151
Duke Energy Corp.	26,887	2,896,805
Entergy Corp.	27,009	2,047,822
Essential Utilities, Inc.	18,668	678,022
Evergy, Inc.	14,826	912,540
Eversource Energy	23,920	1,373,726
Exelon Corp.	65,600	2,469,184
FirstEnergy Corp.	37,624	1,496,683
IDACORP, Inc.	3,913	427,613
MGE Energy, Inc.	2,447	229,920
Middlesex Water Co.	1,053	55,419
NextEra Energy, Inc.	39,734	2,848,530
NiSource, Inc.	30,851	1,134,083
Northwest Natural Holding Co.	3,292	130,232
Northwestern Energy Group, Inc.	3,783	202,239
OGE Energy Corp.	13,205	544,706
ONE Gas, Inc.	3,629	251,308
Pinnacle West Capital Corp.	7,471	633,317
Portland General Electric Co.	7,024	306,387
PPL Corp.	46,546	1,510,883
Public Service Enterprise Group, Inc.	30,906	2,611,248
SBA Communications Corp.	7,021	1,430,880
Sempra	33,663	2,952,918
SJW Group	2,419	119,063
Spire, Inc.	3,954	268,200
The Southern Co.	34,001	2,798,962
TXNM Energy, Inc.	5,875	288,874
WEC Energy Group, Inc.	19,592	1,842,432
Xcel Energy, Inc.	37,134	2,507,288
		58,632,470
TOTAL COMMON STOCKS (Cost $96,335,205)		142,225,513

	Shares	Value
CLOSED END FUNDS - 1.4%
Republic of Korea - 0.5%
Macquarie Korea Infrastructure Fund	102,211	$735,261
United Kingdom - 0.9%
HICL Infrastructure PLC	451,902	672,091
International Public Partnerships Ltd.	424,450	644,016
		1,316,107
TOTAL CLOSED END FUNDS (Cost $2,495,779)		2,051,368
TOTAL INVESTMENTS - 98.9% (Cost $98,830,984)		144,276,881
Money Market Deposit Account - 1.8%(c)		2,618,735
Liabilities in Excess of Other Assets - (0.7)%		(1,055,495)
TOTAL NET ASSETS - 100.0%		$145,840,121

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 3.31%.

The accompanying notes are an integral part of these financial statements.

3

FRONTIER MFG CORE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
as of December 31, 2024 (Unaudited)(Continued)
Sector Classification as of December 31, 2024

	Value	(% of Net Assets)
Integrated Power	$41,143,165	28.2%
Transmission & Distribution	28,148,016	19.3
Toll Roads	16,527,839	11.3
Airports	14,572,137	10.0
Energy Infrastructure	12,058,221	8.3
Communications	11,207,276	7.7
Gas Utilities	10,386,950	7.1
Water Utilities	8,181,909	5.6
Total Common Stocks	142,225,513	97.5
Social	1,316,107	0.9
Toll Roads	735,261	0.5
Total Closed End Funds	2,051,368	1.4
Money Market Deposit Account	2,618,735	1.8
Liabilities in Excess of Other Assets	(1,055,495)	(0.7)
	$145,840,121	100.0%

The accompanying notes are an integral part of these financial statements.

4

FRONTIER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)

	MFG Global Sustainable Fund	MFG Core Infrastructure Fund
ASSETS:
Investments at cost	$20,149,679	$98,830,984
Foreign currency at cost	$49,705	$260,193
Investments at value	$26,394,055	$144,276,881
Foreign currency at value	47,659	258,399
Cash equivalents	1,344,728	2,618,735
Receivable for Fund shares sold	—	164,835
Dividends and interest receivable	19,962	500,928
Receivable from Adviser	45,019	2,369
Dividend tax reclaim receivable	37,537	270,353
Prepaid expenses and other assets	26,036	33,594
Total assets	27,914,996	148,126,094
LIABILITIES:
Payable for Fund shares redeemed	—	2,214,886
Accrued shareholder servicing fees	1,153	8,732
Accrued expenses	25,957	62,355
Total liabilities	27,110	2,285,973
Net Assets	$ 27,887,886	$145,840,121
NET ASSETS CONSIST OF:
Paid in capital	$21,651,076	$68,576,976
Total distributable earnings	6,236,810	77,263,145
Net Assets	$ 27,887,886	$145,840,121
CAPITAL STOCK, $0.01 PAR VALUE
Institutional Class
Net Assets	$16,078,357	$104,507,371
Authorized	50,000,000	50,000,000
Issued and Outstanding	1,106,839	7,372,415
Net Asset Value, Redemption Price and Offering Price Per Share	$14.53	$14.18
Service Class
Net Assets	$11,809,529	$41,332,750
Authorized	50,000,000	50,000,000
Issued and Outstanding	812,555	2,910,583
Net Asset Value, Redemption Price and Offering Price Per Share	$14.53	$14.20

The accompanying notes are an integral part of these financial statements.

5

FRONTIER FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)

	MFG Global Sustainable Fund	MFG Core Infrastructure Fund
INVESTMENT INCOME:
Dividend income	$151,238(1)	$4,731,281(2)
Interest income	20,905	121,469
Total investment income	172,143	4,852,750
EXPENSES:
Investment advisory fees	114,342	878,873
Legal fees	63,423	63,868
Directors’ fees and related expenses	49,150	49,150
Federal and state registration fees	18,887	21,639
Fund administration and accounting fees	17,940	74,695
Reports to shareholders	10,981	9,913
Audit and tax fees	9,863	9,871
Transfer agent fees	9,114	34,792
Custody fees	7,026	50,086
Shareholder servicing fees	6,239	53,810
Other	7,000	18,839
Total expenses before waiver	313,965	1,265,536
Waiver and reimbursement of expenses by Adviser	(193,385)	(332,854)
Net expenses	120,580	932,682
Net Investment Income	51,563	3,920,068
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	2,635,626	70,605,121
Foreign currency transactions	449	(97,321)
Change in net unrealized appreciation/depreciation on:
Investments	(1,189,275)	(29,551,838)
Foreign currency translation	(2,531)	8,764
Net Realized and Unrealized Gain on Investments	1,444,269	40,964,726
Net increase in net assets resulting from operations	$1,495,832	$44,884,794

(1)	Net of $1,730 in foreign withholding taxes.
(2)	Net of $179,171 in foreign withholding taxes.
The accompanying notes are an integral part of these financial statements.

6

FRONTIER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	MFG Global Sustainable Fund		MFG Core Infrastructure Fund
	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
OPERATIONS:
Net investment income	$51,563	$317,451	$3,920,068	$15,530,741
Net realized gain (loss) on:
Investments	2,635,626	1,939,333	70,605,121	5,668,057
Foreign currency transactions	449	(6,168)	(97,321)	50,501
Change in net unrealized appreciation/ depreciation on:
Investments	(1,189,275)	3,433,930	(29,551,838)	(24,734,558)
Foreign currency translation	(2,531)	(1,539)	8,764	(44,687)
Net increase (decrease) in net assets resulting from operations	1,495,832	5,683,007	44,884,794	(3,529,946)
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(888,045)	(124,915)	(22,925,433)	(15,366,942)
Service Class	(629,633)	(116,029)	(12,386,776)	(7,164,469)
Decrease in net assets resulting from distributions paid	(1,517,678)	(240,944)	(35,312,209)	(22,531,411)
CAPITAL SHARE TRANSACTIONS:
Shares sold:
Institutional Class	—	—	3,505,708	40,085,024
Service Class	523,389	753,708	2,381,635	61,692,186
Shares issued to holders in reinvestment of distributions:
Institutional Class	861,639	106,177	20,683,640	13,009,666
Service Class	236,052	40,562	10,268,607	4,909,773
Shares redeemed:
Institutional Class	—	—	(229,400,450)	(49,007,436)
Service Class	(2,006,877)	(9,750,886)	(86,878,379)	(117,599,722)
Redemption fees:
Institutional Class	—	—	2,796	2,116
Service Class	—	—	1,431	978
Net decrease in net assets resulting from capital share transactions	(385,797)	(8,850,439)	(279,435,012)	(46,907,415)
Total Decrease in Net Assets	(407,643)	(3,408,376)	(269,862,427)	(72,968,772)
NET ASSETS:
Beginning of Period	28,295,529	31,703,905	415,702,548	488,671,320
End of Period	$27,887,886	$28,295,529	$145,840,121	$415,702,548
TRANSACTIONS IN SHARES:
Shares sold:
Institutional Class	—	—	207,845	2,426,095
Service Class	34,801	58,298	132,468	3,892,651
Shares issued to holders in reinvestment of distributions:
Institutional Class	57,572	8,062	1,389,406	780,720
Service Class	15,791	3,082	696,009	294,137
Shares redeemed:
Institutional Class	—	—	(12,502,277)	(2,953,614)
Service Class	(130,995)	(757,346)	(5,079,038)	(7,155,948)
Net decrease in shares outstanding	(22,831)	(687,904)	(15,155,587)	(2,715,959)

The accompanying notes are an integral part of these financial statements.

7

FRONTIER MFG GLOBAL SUSTAINABLE FUND
FINANCIAL HIGHLIGHTS
Institutional Class
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,				Period Ended June 30, 2020(1)
		2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.57	$12.06	$10.15	$12.70	$10.43	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.16	0.08	0.05	0.06	0.05
Net realized and unrealized gain (loss) on investments	0.78	2.47	1.89	(2.16)	2.24	0.39
Total Income (Loss) from Investment Operations	0.80	2.63	1.97	(2.11)	2.30	0.44
LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.12)	(0.06)	(0.05)	(0.03)	(0.01)
From net realized gain on investments	(0.68)	––	––	(0.39)	––	––
Total Distributions	(0.84)	(0.12)	(0.06)	(0.44)	(0.03)	(0.01)
Redemption fees retained	––	––	—(2)	— (2)	—(2)	––
Net Asset Value, End of Period	$14.53	$14.57	$12.06	$10.15	$12.70	$10.43
Total Return	5.37% (3)	21.81%	19.63%	(17.37)%	22.05%	4.36% (3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,078	$15,291	$12,559	$11,663	$12,851	$10,537
Ratio of expenses to average net assets
Before waivers and reimbursements	2.17% (4)	1.87%	1.50%	1.45%	2.03%	2.26% (4)
Net of waivers and reimbursements	0.80% (4)	0.80%	0.80%	0.80%	0.80%	0.80% (4)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(0.96)% (4)	0.12%	0.01%	(0.20)%	(0.74)%	(0.82)% (4)
Net of waivers and reimbursements	0.41% (4)	1.19%	0.71%	0.45%	0.49%	0.64% (4)
Portfolio turnover rate(5)	30% (3)	43%	49%	40%	29%	43% (3)

(1)	Commenced operations on October 9, 2019.
(2)	Less than one cent per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

8

FRONTIER MFG GLOBAL SUSTAINABLE FUND
FINANCIAL HIGHLIGHTS
Service Class
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,			Period Ended June 30, 2021(1)
		2024	2023	2022
Net Asset Value, Beginning of Period	$14.56	$12.05	$10.15	$12.70	$11.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.14(2)	0.07	0.05(2)	0.07
Net realized and unrealized gain (loss) on investments	0.76	2.47	1.89	(2.17)	1.20
Total Income (Loss) from Investment Operations	0.79	2.61	1.96	(2.12)	1.27
LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.10)	(0.06)	(0.04)	(0.03)
From net realized gain on investments	(0.68)	––	––	(0.39)	––
Total Distributions	(0.82)	(0.10)	(0.06)	(0.43)	(0.03)
Redemption fees retained	––	––	–– (3)	––(3)	––(3)
Net Asset Value, End of Period	$14.53	$14.56	$12.05	$10.15	$12.70
Total Return	5.27% (4)	21.76%	19.36%	(17.41)%	11.07% (4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,810	$13,005	$19,145	$22,655	$17,562
Ratio of expenses to average net assets
Before waivers and reimbursements	2.25% (5)	1.94%	1.60%	1.55%	1.90% (5)
Net of waivers and reimbursements	0.90% (5)	0.90%	0.90%	0.90%	0.90% (5)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(1.05)% (5)	0.00% (6)	(0.13)%	(0.27)%	(0.23)% (5)
Net of waivers and reimbursements	0.30% (5)	1.04%	0.57%	0.38%	0.77% (5)
Portfolio turnover rate(7)	30% (4)	43%	49%	40%	29% (4)

(1)	Commenced operations on October 20, 2020.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Less than one cent per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Less than 0.01%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

9

FRONTIER MFG CORE INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS
Institutional Class
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.34	$17.35	$18.50	$18.43	$16.34	$17.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.58	0.49(1)	0.49(1)	0.46	0.41
Net realized and unrealized gain (loss) on investments	1.10	(0.74)	(0.60)	0.13	2.09	(0.81)
Total Income (Loss) from Investment Operations	1.30	(0.16)	(0.11)	0.62	2.55	(0.40)
LESS DISTRIBUTIONS:
From net investment income	(0.30)	(0.58)	(0.48)	(0.55)	(0.46)	(0.42)
From net realized gain on investments	(3.16)	(0.27)	(0.56)	––	––	––
Total Distributions	(3.46)	(0.85)	(1.04)	(0.55)	(0.46)	(0.42)
Redemption fees retained(2)	––	––	––	––	––	––
Net Asset Value, End of Period	$14.18	$16.34	$17.35	$18.50	$18.43	$16.34
Total Return	7.55% (3)	(0.89)%	(0.60)%	3.33%	15.72%	(2.40)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$104,507	$298,570	$312,651	$397,226	$523,439	$449,609
Ratio of expenses to average net assets
Before waivers and reimbursements	0.69% (4)	0.64%	0.60%	0.57%	0.58% (5)	0.58%
Net of waivers and reimbursements	0.50% (4)	0.50%	0.50%	0.50%	0.50% (5)	0.50%
Ratio of net investment income to average net assets
Before waivers and reimbursements	2.04% (4)	3.37%	2.67%	2.51%	2.52% (6)	2.41%
Net of waivers and reimbursements	2.23% (4)	3.51%	2.77%	2.58%	2.60% (6)	2.49%
Portfolio turnover rate(7)	5% (3)	19%	12%	32%	17%	18%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)	Not annualized.
(4)	Annualized.
(5)
The ratio of expenses to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of expenses to average net assets excluding tax expense before waivers and reimbursements was 0.58%. Excluding tax expense, the ratio of expenses to average net assets net of waivers and reimbursements was 0.50%.

(6)
The ratio of net investment income to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of net investment income to average net assets excluding tax expense before waivers and reimbursements was 2.52%. Excluding tax expense, the ratio of net investment income to average net assets net of waivers and reimbursements was 2.60%.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

10

FRONTIER MFG CORE INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS
Service Class
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$16.36	$17.38	$18.54	$18.48	$16.38	$17.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.54(1)	0.46	0.49	0.43	0.43(1)
Net realized and unrealized gain (loss) on investments	1.08	(0.71)	(0.59)	0.10	2.11	(0.85)
Total Income (Loss) from Investment Operations	1.29	(0.17)	(0.13)	0.59	2.54	(0.42)
LESS DISTRIBUTIONS:
From net investment income	(0.29)	(0.58)	(0.47)	(0.53)	(0.44)	(0.40)
From net realized gain on investments	(3.16)	(0.27)	(0.56)	––	––	––
Total Distributions	(3.45)	(0.85)	(1.03)	(0.53)	(0.44)	(0.40)
Redemption fees retained(2)	––	––	––	––	––	––
Net Asset Value, End of Period	$14.20	$16.36	$17.38	$18.54	$18.48	$16.38
Total Return	7.46% (3)	(0.98)%	(0.70)%	3.16%	15.63%	(2.49)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,333	$117,133	$176,020	$293,686	$251,308	$183,676
Ratio of expenses to average net assets
Before waivers and reimbursements	0.80% (4)	0.73%	0.70%	0.67%	0.68% (5)	0.69%
Net of waivers and reimbursements	0.60% (4)	0.60%	0.60%	0.60%	0.60% (5)	0.60%
Ratio of net investment income to average net assets
Before waivers and reimbursements	2.06% (4)	3.13%	2.47%	2.50%	2.46% (6)	2.44%
Net of waivers and reimbursements	2.26% (4)	3.26%	2.57%	2.57%	2.54% (6)	2.53%
Portfolio turnover rate(7)	5% (3)	19%	12%	32%	17%	18%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)	Not annualized.
(4)	Annualized.
(5)
The ratio of expenses to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of expenses to average net assets excluding tax expense before waivers and reimbursements was 0.68%. Excluding tax expense, the ratio of expenses to average net assets net of waivers and reimbursements was 0.60%.

(6)
The ratio of net investment income to average net assets includes tax expense. For the period ended June 30, 2021, the ratio of net investment income to average net assets excluding tax expense before waivers and reimbursements was 2.46%. Excluding tax expense, the ratio of net investment income to average net assets net of waivers and reimbursements was 2.54%.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

11

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)
1. ORGANIZATION
Frontier Funds, Inc. (the “Company”) was incorporated on May 24, 1996, as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company issuing shares in series (each, a “Fund,” or collectively, the “Funds”), each series representing a distinct portfolio with its own investment objectives and policies. The investment objective of the Frontier MFG Global Sustainable Fund (the “Sustainable Fund”) is to seek attractive risk-adjusted returns over the medium- to long-term, while reducing the risk of permanent capital loss. The investment objective of the Frontier MFG Core Infrastructure Fund (the “Core Fund”) is long-term capital appreciation. The Sustainable Fund is a non-diversified fund and the Core Fund is a diversified fund. The Funds offer two different classes of shares: Institutional Class shares and Service Class shares. Institutional Class and Service Class shares have different shareholder servicing expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting an individual class.
A summary of each Fund’s investment adviser, subadviser and capital structure is as follows:

Fund	Investment Adviser	Subadviser	Capital Structure	Commencement of Operations of the Fund
Sustainable Fund(a)	Frontegra Asset Management, Inc. (“Frontegra” or the “Adviser”)	MFG Asset Management (“MFG”)	Multi-Class • Institutional • Service Class	Oct. 9, 2019
Core Fund(a)	Frontegra	MFG	Multi-Class • Institutional • Service Class	Jan. 18, 2012

(a)	A redemption fee of 2.00% will be charged on shares of the Fund redeemed 30 days or less from their date of purchase.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
A.
Investment Valuation. Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a predetermined threshold and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value in accordance with the Adviser’s fair valuation

12

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
procedures in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Company has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser as “valuation designee” of the Board of Directors (the “Board”) pursuant to policies and procedures adopted pursuant to Rule 2a-5 under the 1940 Act. The Adviser uses its Valuation Committee to make any required fair value determinations.
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:
Level 1 –
Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 –
Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The following is a summary of the Funds’ investments by the inputs used to value the investments as of December 31, 2024:
Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity(a)
Common Stocks	$26,394,055	$ —	$ —	$26,394,055
Total Investments in Securities	$26,394,055	$ —	$ —	$26,394,055

Core Fund

Description	Level 1	Level 2	Level 3	Total
Equity(a)
Common Stocks	$142,225,513	$ —	$ —	$142,225,513
Closed End Funds	2,051,368	—	—	2,051,368
Total Investments in Securities	$144,276,881	$ —	$—	$144,276,881

(a)	See each Fund’s Schedule of Investments for sector or country classifications.
B.
Federal Income Taxes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations as incurred. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and

13

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
concluded that there is no effect to any of the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.
C.
Distributions to Shareholders. The Sustainable Fund usually declares and pays dividends from net investment income annually. The Core Fund usually declares and pays dividends from net investment income quarterly. Distributions from net realized gains, if any, are declared and paid at least annually for the Funds. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction (“equalization”).

The tax character of distributions paid during the six months ended December 31, 2024, and the fiscal year ended June 30, 2024, were as follows:

	Six Months Ended December 31, 2024			Year Ended June 30, 2024
	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Sustainable Fund	712,578	805,100	1,517,678	240,944	$—	240,944
Core Fund	8,158,520	27,153,689	35,312,209	15,298,909	7,232,502	22,531,411

At June 30, 2024, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Sustainable Fund	Core Fund
Cost of investments	$20,966,240	$336,280,291
Gross unrealized appreciation	$8,107,903	$89,894,813
Gross unrealized depreciation	(1,744,728)	(26,785,983)
Net unrealized appreciation/depreciation	6,363,175	63,108,830
Undistributed ordinary income	232,143	2,007,991
Undistributed long-term capital gain	—	2,955,660
Other accumulated gains (losses)	(336,662)	(381,921)
Total distributable earnings/(losses)	$6,258,656	$67,690,560

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gains (losses) include unrealized appreciation/
depreciation on foreign currency transactions and capital loss carryforwards.
During the fiscal year ended June 30, 2024, the Sustainable Fund utilized short-term and long-term capital loss carryforwards of $813,768 and $1,444,512, respectively.
At June 30, 2024, the Sustainable Fund had a short-term capital loss carryforward that will not expire of $266,306.
D.
Foreign Currency Translation. Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in fair value of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Each Fund separately reports net realized foreign exchange gains and losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the

14

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, which result from changes in exchange rates.
Each Fund, respectively, bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. Each Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract.
Investing in foreign companies involves risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The risks of foreign investments are typically greater in emerging and less developed markets.
E.
Indemnifications. Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

F.
Other. Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Funds. Interest income is recognized on an accrual basis. All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax codes and regulations.

Cash equivalents include amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.
Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments attributable to the Funds are generally allocated to each respective class in proportion to the relative net assets of each class. Expenses incurred that do not specifically relate to an individual Fund are allocated among all Funds in the Company in proportion to each Fund’s relative net assets or by other equitable means.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in distributable earnings due to differences between financial reporting and tax

15

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
reporting be reclassified to or from paid in capital. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended June 30, 2024, the following table shows the reclassifications made among tax components:

	Sustainable Fund	Core Fund
Paid in capital	$ —	$1,541,700
Total distributable earnings (accumulated losses)	—	(1,541,700)

The permanent differences primarily relate to the use of tax equalization.
3. INVESTMENT ADVISER AND RELATED PARTIES
Each of the Funds has entered into an agreement with Frontegra, with whom certain officers and a director of the Company are affiliated, to furnish investment advisory services to such Funds. Frontegra is a subsidiary of Magellan Financial Group Limited and is an affiliate of MFG. Charles S. Thompson II, the President and a director of the Company, is a control person of Frontegra.
Advisory fees are calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). Pursuant to an expense cap/reimbursement agreement, Frontegra has agreed to waive its management fees and/or reimburse each Fund’s operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to ensure that each Fund’s operating expenses do not exceed the expense limitation listed below. Expenses waived are netted with advisory fees payable on the Statements of Assets and Liabilities. On a monthly basis, these accounts are settled by each Fund making payment to the Adviser or the Adviser reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of advisory fees waived exceeds the advisory fee earned, this is shown on the Statements of Assets and Liabilities as a receivable from the Adviser. The expense cap/reimbursement agreement will continue in effect until October 31, 2026, and may be terminated only by, or with the consent of, the Board.

Frontier Fund	Annual Advisory Fees	Expense Limitation
Sustainable Fund - Institutional Class	0.80%	0.80%
Sustainable Fund - Service Class	0.80%	0.95%
Core Fund - Institutional Class	0.50%	0.50%
Core Fund - Service Class	0.50%	0.65%

The Adviser is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause a Fund’s expense ratio to exceed the lesser of (a) the expense limitation in place at the time of the waiver and/or expense payment, or (b) the expense limitation in place at the time of recoupment. Expenses attributable to a specific class may only be recouped with respect to that class.
The following table shows the waived or reimbursed expenses subject to potential recovery expiring on:

	June 30,
	2025	2026	2027	2028	Total
Sustainable Fund	$139,600	$227,821	$300,584	$193,385	$861,390
Core Fund	370,338	557,548	618,334	332,854	1,879,074

Frontegra has entered into a subadvisory agreement under which MFG serves as the subadviser to the Sustainable and Core Funds, and subject to Frontegra’s supervision, manages each Fund’s portfolio assets. Under the agreement, for each Fund subadvised by MFG, MFG is paid the net advisory fee received by Frontegra after giving effect to any fee waiver or reimbursement by Frontegra pursuant to the expense cap/reimbursement agreement discussed above, less an annual flat fee retained by Frontegra; provided however, if the net advisory fee is less than such flat fee, Frontegra shall retain the entire net advisory fee and no subadvisory fee will be payable to MFG.

16

Frontier Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
The beneficial ownership, either directly or indirectly, of more than 25% of a Fund’s voting securities creates a presumption of control. As of December 31, 2024, each Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Affiliates of the Adviser own a controlling interest in the Sustainable Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.
4. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended, 2024, are summarized below:

	Sustainable Fund	Core Fund
Purchases	$8,018,115	$14,765,700
Sales	$10,399,826	$310,757,275

There were no purchases or sales of U.S. Government securities for the Funds.
5. SHAREHOLDER SERVICING FEE
The Company has adopted a shareholder servicing plan (the “Service Plan”) on behalf of the Service Class shares offered by the Funds. Pursuant to the Service Plan, the Service Class shares of the Funds pay an annual shareholder servicing fee of up to 0.15% per year to Frontegra Strategies, LLC, the Funds’ Distributor, for payments to brokers, dealers, and other financial intermediaries who provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions, and providing other recordkeeping and administrative services. The Distributor is a subsidiary of Magellan Financial Group Limited and is an affiliate of Frontegra and MFG.
For the six months ended December 31, 2024, the Service Plan expenses were as follows:

Service Plan Expenses
Sustainable Fund - Service Class	$6,239
Core Fund - Service Class	$53,810

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

17

Frontier Funds
ADDITIONAL INFORMATION
Frontier Funds has adopted proxy voting policies and procedures that delegate to Frontegra the authority to vote proxies. The proxy voting policies permit Frontegra to delegate its authority to vote proxies to a Fund’s subadviser. A description of the Frontier Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-825-2100. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov and the Funds’ website at www.frontiermutualfunds.com or by calling the Funds toll free at 1-888-825-2100.
The actual voting records relating to each Fund’s portfolio securities during the most recent twelve months ended June 30 are available without charge by calling the Funds toll free at 1-888-825-2100 or by accessing the SEC’s website at http://www.sec.gov.
Each Fund files a complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov. Part F of Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See the Statements of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are effective.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) The code of ethics that is the subject of the disclosure required by Item 2 is incorporated by reference to the Registrant’s Form N-CSR filed September 4, 2018.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By:	/s/ Charles S. Thompson II
Charles S. Thompson II, President (Principal Executive Officer)

Date:	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Thompson II
Charles S. Thompson II, President (Principal Executive Officer)

Date:	February 28, 2025

By:	/s/ Robert Lance Baker
Robert Lance Baker, Treasurer (Principal Financial Officer)

Date:	February 28, 2025